SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 521	$ 591	$ 594
Additions / (Deductions), charged to expense and cost accounts	104	99	69
Write-offs	(85)	(174)	(62)
Other	23	5	(11)
Balance at End of Period	597	521	591
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	33	48	74
Additions / (Deductions), charged to expense and cost accounts	4	(10)	(3)
Write-offs	0	(4)	(2)
Other	(13)	(1)	(20)
Balance at End of Period	47	33	48
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	490	530	574
Additions / (Deductions), charged to expense and cost accounts	135	115	136
Write-offs	(125)	(166)	(162)
Other	15	11	(19)
Balance at End of Period	514	490	530
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	498	500	451
Additions / (Deductions), charged to revenue accounts	774	823	897
Write-offs	(755)	(830)	(828)
Other	4	5	(20)
Balance at End of Period	522	498	$ 500
Cumulative Effect, Period of Adoption, Adjusted Balance | Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	556
Balance at End of Period		556
Cumulative Effect, Period of Adoption, Adjusted Balance | Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 56
Balance at End of Period		$ 56